Bramshill Income Performance Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 53.3%	Par	Value
Aerospace/Defense - 5.3%
RTX Corp., 3.03%, 03/15/2052	$ 11,830,000	$ 7,675,271
Space Exploration Technologies Corp., 6.65%, 07/15/2056 (a)	51,375,000	49,781,673
		57,456,944

Banks - 10.9%
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027	19,251,000	19,220,841
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	9,817,000	9,859,555
Barclays PLC, 3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	4,963,000	3,733,254
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027	5,264,000	5,223,521
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	7,694,000	5,830,289
Morgan Stanley
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028	13,160,000	13,019,836
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	11,235,000	9,751,545
Morgan Stanley Private Bank NA, 4.47% to 07/06/2027 then SOFR + 0.77%, 07/06/2028	20,000,000	19,983,684
Wells Fargo & Co.
3.00%, 10/23/2026	2,785,000	2,774,570
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028	30,000,000	29,786,458
		119,183,553

Biotechnology - 0.8%
Biogen, Inc., 3.15%, 05/01/2050	13,266,000	8,698,969

Chemicals - 0.8%
LYB International Finance III LLC, 3.63%, 04/01/2051	12,732,000	8,451,635

Diversified Financial Services - 1.6%
Ally Financial, Inc., 6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	9,551,000	9,465,223
Nasdaq, Inc., 3.25%, 04/28/2050	11,170,000	7,603,317
		17,068,540

Electric - 13.9%
American Electric Power Co., Inc.
3.25%, 03/01/2050	8,022,000	5,479,841
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	7,113,000	7,076,891
6.05% to 03/15/2036 then 5 yr. CMT Rate + 1.94%, 03/15/2056	14,106,000	14,029,273
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051	6,912,000	4,235,233
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	8,009,000	8,484,462
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	19,037,000	19,678,947
Duke Energy Corp., 3.30%, 06/15/2041	13,599,000	10,413,974
Emera US Finance LLC, 6.85% to 10/01/2036 then 5 yr. CMT Rate + 2.65%, 10/01/2056	8,832,000	9,052,888
Eversource Energy, 6.35% (5 yr. CMT Rate + 2.33%), 08/15/2056	3,664,000	3,668,426
NextEra Energy Capital Holdings, Inc.
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	14,385,000	14,657,671
6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055	10,826,000	11,114,708
Pacific Gas and Electric Co., 3.50%, 08/01/2050	11,683,000	7,839,815
Sierra Pacific Power Co., 6.38% to 09/15/2031 then 5 yr. CMT Rate + 2.64%, 09/15/2056	16,995,000	16,998,095
Southern Co., 6.38% to 03/15/2035 then 5 yr. CMT Rate + 2.07%, 03/15/2055	17,988,000	18,521,074
		151,251,298

Insurance - 1.7%
Arch Capital Group Ltd., 3.64%, 06/30/2050	8,332,000	6,099,739
Athene Holding Ltd., 3.95%, 05/25/2051	9,863,000	6,826,989
Reinsurance Group of America, Inc., 7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052 (b)	223,635	5,734,002
		18,660,730

Investment Companies - 3.2%
Blackstone Private Credit Fund, 5.95%, 05/15/2031	14,291,000	14,095,082
Goldman Sachs Private Credit Corp., 6.15%, 06/16/2031 (a)	21,563,000	21,429,383
		35,524,465

Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 06/01/2041	11,373,000	7,982,722

Oil & Gas - 3.7%
BP Capital Markets America, Inc., 3.00%, 03/17/2052	5,216,000	3,352,602
Occidental Petroleum Corp.
4.50%, 07/15/2044	2,586,000	2,148,539
4.10%, 02/15/2047	7,764,000	6,030,142
4.20%, 03/15/2048	730,000	586,479
Phillips 66 Co., 6.20% to 03/15/2036 then 5 yr. CMT Rate + 2.17%, 03/15/2056	22,286,000	22,392,549
Valero Energy Corp., 3.65%, 12/01/2051	8,488,000	5,966,472
		40,476,783

Pipelines - 3.1%
Enbridge, Inc., 8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084	3,783,000	4,324,775
Energy Transfer LP, 6.30%, 01/15/2056	4,075,000	4,107,806
Kinder Morgan, Inc., 3.25%, 08/01/2050	9,664,000	6,468,028
Williams Cos., Inc.
3.50%, 10/15/2051	11,370,000	7,921,406
5.95%, 03/15/2056	10,589,000	10,533,095
		33,355,110

Private Equity - 0.5%
Carlyle Finance LLC, 4.63%, 05/15/2061 (b)	202,725	3,306,445
KKR Group Finance Co. IX LLC, 4.63%, 04/01/2061 (b)	141,149	2,285,202
		5,591,647

REITS - 3.2%
American Tower Corp., 2.95%, 01/15/2051	8,015,000	5,054,017
Rithm Capital Corp., 8.00%, 04/01/2029 (a)	21,228,000	21,331,822
Simon Property Group LP, 3.25%, 09/13/2049	11,762,000	8,113,776
		34,499,615

Retail - 1.4%
Macy's Retail Holdings LLC
5.13%, 01/15/2042	2,894,000	2,397,185
4.30%, 02/15/2043	7,184,000	5,207,533
Starbucks Corp., 3.50%, 11/15/2050	10,377,000	7,295,290
		14,900,008

Semiconductors - 0.3%
Micron Technology, Inc., 3.48%, 11/01/2051	4,424,000	3,172,637

Software - 1.5%

Oracle Corp.
3.60%, 04/01/2040	12,461,000	9,110,311
3.85%, 04/01/2060	11,795,000	6,963,134
		16,073,445

Telecommunications - 0.7%
Verizon Communications, Inc., 2.88%, 11/20/2050	12,953,000	7,961,512
TOTAL CORPORATE BONDS (Cost $577,222,330)		580,309,613

U.S. TREASURY SECURITIES - 16.9%	Par	Value
United States Treasury Note/Bond
1.25%, 05/15/2050	123,539,000	59,134,645
1.38%, 08/15/2050	117,483,000	57,965,929
1.63%, 11/15/2050	126,866,000	66,696,331
TOTAL U.S. TREASURY SECURITIES (Cost $184,543,559)		183,796,905

EXCHANGE TRADED FUNDS - 12.3%	Shares	Value
Equable Shares Hedged Equity ETF (c)	227,986	6,839,580
Invesco Preferred ETF (c)	792,105	8,586,418
iShares 0-5 Year Investment Grade Corporate Bond ETF (c)	130,872	6,592,023
iShares Preferred and Income Securities ETF (c)	167,161	5,096,739
JPMorgan Ultra-Short Income ETF	958,216	48,456,983
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (c)	106,310	10,717,111
State Street Blackstone Senior Loan ETF (c)	241,007	9,710,172
State Street SPDR Bloomberg Short Term High Yield Bond ETF (c)	334,597	8,374,963
VanEck Long Muni ETF	196,365	3,491,370
Vanguard Long-Term Corporate Bond ETF (c)	38,935	2,929,859
Vanguard Ultra Short Bond ETF (c)	456,990	22,748,962
Virtus InfraCap US Preferred Stock ETF	27,711	570,015
TOTAL EXCHANGE TRADED FUNDS (Cost $134,684,077)		134,114,195

PREFERRED STOCKS - 11.4%	Shares	Value
Banks - 1.0%
Citigroup, Inc. Depositary Shares,, 7.00% to 08/15/2034 then 10 yr. CMT Rate + 2.76%, Perpetual	7,416,000	7,738,613
Morgan Stanley, Series F, 6.88%, Perpetual (b)	25,772	646,877
UBS Group AG, 9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual (a)	1,977,000	2,128,921
		10,514,411

Closed-end Funds - 0.4%
Virtus Convertible & Income Fund, Series A, 5.63%, Perpetual (b)	210,951	4,362,466
Virtus Convertible & Income Fund II, 5.50%, Perpetual (b)	7,743	157,609
		4,520,075

Diversified Financial Services - 1.6%
Ally Financial, Inc. Depositary Shares, 4.70% to 05/15/2028 then 7 yr. CMT Rate + 3.48%, Perpetual	18,541,000	17,967,316

Electric - 0.4%
Brookfield Renewable Partners LP, Series 17, 5.25%, Perpetual (b)	273,839	4,422,500
Entergy New Orleans LLC, 5.00%, 12/01/2052 (b)	2,227	44,674
		4,467,174

Insurance - 2.6%
Allstate Corp. Depositary Shares, Series J, 7.38%, Perpetual (b)(c)	178,012	4,631,872
Lincoln National Corp. Depositary Shares, Series D, 9.00%, Perpetual (b)(c)	383,178	9,977,955
Lincoln National Corp. Depositary Shares, 9.25% to 03/01/2028 then 5 yr. CMT Rate + 5.32%, Perpetual	13,551,000	14,271,290
		28,881,117

Investment Companies - 1.3%
Brookfield Oaktree Holdings LLC		–		$–
Series A, 6.63%, Perpetual (b)		197,950		4,131,217
Series B, 6.55%, Perpetual (b)		465,109		9,688,220
				13,819,437

Oil & Gas - 2.7%
BP Capital Markets PLC, 4.88% to 06/22/2030 then 5 yr. CMT Rate + 4.40%, Perpetual		29,914,000		29,583,474

Pipelines - 0.4%
Energy Transfer LP, Depositary Shares, 7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual		4,175,000		4,311,727

REITS - 0.8%
AGNC Investment Corp. Depositary Shares		–		$–
Series F, 8.63% (3 mo. Term SOFR + 4.96%), Perpetual		78,297		1,953,510
Series H, 8.75%, Perpetual		161,319		4,089,437
Annaly Capital Management, Inc., Series I, 8.98% (3 mo. Term SOFR + 5.25%), Perpetual		84,922		2,163,812
				8,206,759

Utilities - 0.2%
Entergy Arkansas LLC, 4.88%, 09/01/2066 (b)		69,668		1,391,270
Entergy Louisiana LLC, Series *, 4.88%, 09/01/2066 (b)		22,355		446,653
Entergy Mississippi LLC, 4.90%, 10/01/2066 (b)		12,286		245,351
				2,083,274
TOTAL PREFERRED STOCKS (Cost $129,144,138)				124,354,764

CLOSED-END FUNDS - 1.5%		Shares		Value
First Trust Intermediate Duration Preferred & Income Fund		22,282		404,864
Invesco Senior Income Trust		1,579,010		4,737,030
John Hancock Premium Dividend Fund		11,355		147,047
Nuveen Preferred & Income Opportunities Fund		27,865		219,576
PIMCO Municipal Income Fund II		1,491,540		11,350,620
TOTAL CLOSED-END FUNDS (Cost $17,171,487)				16,859,137

PURCHASED OPTIONS - 0.0% (b)(d)	Notional Amount	Contracts		Value
Call Options - 0.0% (d)
iShares 20+ Year Treasury Bond ETF, Expiration: 08/21/2026; Exercise Price: $92.00 (e)(f)	172,840,000	20,000		230,000
TOTAL PURCHASED OPTIONS (Cost $440,258)				230,000

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.7%		Shares		Value
First American Government Obligations Fund - Class X, 3.57% (g)		73,481,480		73,481,480
TOTAL MONEY MARKET FUNDS (Cost $73,481,480)				73,481,480

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.4%		Shares		Value
First American Government Obligations Fund - Class X, 3.57% (g)		48,019,304		48,019,304
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $48,019,304)				48,019,304

U.S. TREASURY BILLS - 1.9%		Par		Value
4.94%, 10/29/2026 (h)		20,000,000		19,749,667
TOTAL U.S. TREASURY BILLS (Cost $19,749,800)				19,749,667

TOTAL INVESTMENTS - 108.4% (Cost $1,184,456,433)				1,180,915,065
Liabilities in Excess of Other Assets - (8.4)%			(0.08391)	(91,422,024)
TOTAL NET ASSETS - 100.0%				$ 1,089,493,041

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $94,671,799 or 8.7% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $46,746,770.
(d)	Represents less than 0.05% of net assets.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(h)	The rate shown is the annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Bramshill Income Performance Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 580,309,613	$ –	$ 580,309,613
U.S. Treasury Securities	–	183,796,905	–	183,796,905
Exchange Traded Funds	134,114,195	–	–	134,114,195
Preferred Stocks	48,353,423	76,001,341	–	124,354,764
Closed-End Funds	16,859,137	–	–	16,859,137
Purchased Options	–	230,000	–	230,000
Money Market Funds	73,481,480	–	–	73,481,480
Investments Purchased with Proceeds from Securities Lending	48,019,304	–	–	48,019,304
U.S. Treasury Bills	–	19,749,667	–	19,749,667
Total Investments	$ 320,827,539	$ 860,087,526	$ –	$ 1,180,915,065

Refer to the Schedule of Investments for further disaggregation of investment categories.